Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

Note 15 – Related party transactions

Director Fees

The Company pays quarterly board of director fees. As of March 31, 2024 and December 31, 2023, $0.1 million of these director fees were in accounts payable on the Condensed Consolidated Balance Sheets.

Marketing Support Services

On March 7, 2023, the Company entered into an agreement with Believeco to provide marketing support services for an interim period. A member of the Company’s board of directors is a partner at Believeco. For the three months ended March 31, 2024, marketing expense related to Believeco totaled less than $0.01 million, all of which is included within Accounts Payable. As of March 31, 2023 marketing expense related to Believeco totaled $0.01 million, none of which is included within Accounts Payable.

Note 14 – Related party transactions

Director Fees

The Company pays quarterly board of director fees. Board of director fees totaled $0.3 million during the years ended December 31, 2023 and 2022. As of December 31, 2023 and 2021, $0.1 million of these director fees were in accounts payable on the Consolidated Balance Sheets, respectively.

Marketing Support Services

On March 7, 2023, the Company entered into an agreement with Believeco to provide marketing support services for an interim period. A member of the Company’s board of directors is a partner at Believeco. As of December 31, 2023 marketing expense related to Believeco totaled $0.4 million of which $0.1 million is included within Accounts Payable.